Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following table presents certain information regarding compensation paid to Trustmark’s CEO and other NEOs, and certain measures of financial performance, for the five years ended December 31, 2024.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (1) ($)	Average Summary Compensation Table Total for non-CEO Named Executive Officers (2) ($)	Average Compensation Actually Paid to non-CEO Named Executive Officers (1) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands) ($)	ROATE (4) (%)
					Trustmark Total Shareholder Return ($)	S&P 500 Regional Banks Total Shareholder Return (3) ($)

2024	$ 3,241,681	$ 4,049,459	$ 1,289,070	$ 1,542,097	$ 120.56	$ 102.05	$ 223,009	12.71%

2023	$ 2,840,046	$ 2,327,122	$ 1,077,576	$ 951,013	$ 92.30	$ 78.33	$ 165,489	12.95%

2022	$ 2,739,279	$ 2,810,846	$ 1,047,684	$ 1,056,136	$ 111.19	$ 99.93	$ 71,887	10.78%

2021	$ 2,472,426	$ 2,666,493	$ 1,151,155	$ 1,222,268	$ 100.46	$ 134.16	$ 147,365	10.38%

2020	$ 3,616,342	$ 2,317,370	$ 1,277,423	$ 948,065	$ 82.09	$ 95.47	$ 160,025	11.71%

(1)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the CEO or the non-CEO
NEOs as a group, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or the non-CEO
NEOs as a group during the applicable year. See the “Adjustments to Calculate Compensation Actually Paid” table on page 38 for details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation
S-K.

(2)
In 2024, 2023 and 2022, the other NEOs were Messrs. Owens, Harvey, Stevens and Tate. In 2021, the other NEOs were Messrs. Owens, Host, Harvey, Tate and Louis E. Greer (former CFO). In 2020, the other NEOs were Messrs. Dewey, Greer, Harvey, and Breck Tyler.

(3)	Market index used for this column is S&P 500 – Regional Banks.
(4)
Return on average tangible equity (ROATE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets); it excludes the impact of (i) restructurings, discontinued operations, extraordinary items and other significant non-routine
transactions, (ii) material litigation and insurance settlements, (iii) changes to comply with ASU
2016-02
and ASU
2016-13,
and (iv) cumulative effects of income tax and accounting changes in accordance with US GAAP.

Adjustments to Calculate Compensation Actually Paid
.
The table below shows the details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation
S-K.

			CEO				Average Non-CEO NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Total Compensation per Summary Compensation Table	$3,241,681	$2,840,046	$2,739,279	$2,472,426	$3,616,342	$1,289,070	$1,077,576	$1,047,684	$1,151,155	$1,277,423
Less Reported Change in Actuarial Present Value of Pension Benefits (1)	(12,410)	(115,653)	---	---	(638,447)	---	(47,836)	---	---	(188,344)
Less Reported Value of Equity Awards (2)	(843,828)	(840,180)	(799,741)	(909,128)	(791,431)	(305,638)	(247,110)	(249,936)	(405,875)	(215,185)
Summary Compensation Table Adjustments	$(856,238)	$(955,833)	$(799,741)	$(909,128)	$(1,429,878)	$(305,638)	$(294,946)	$(249,936)	$(405,875)	$(403,529)
Additional Service Cost	---	---	---	---	---	11,131	10,615	9,804	7,024	14,869
Additional Prior Service Cost	---	---	---	---	---	---	---	---	---	---
Pension Benefit Adjustments (3)	---	---	---	---	---	$11,131	$10,615	$9,804	$7,024	$14,869
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted During Year	1,114,695	785,583	854,411	1,019,072	676,565	380,612	231,052	267,021	420,591	183,954
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	523,394	(339,584)	70,676	63,329	(507,168)	159,742	(68,464)	19,986	48,416	(117,297)
Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	---	---	---	---	---	---	---	---	21,036	---
Year over Year Change in Fair Value Equity Awards Granted in Prior Years that Vested in the Year	(12,853)	(28,418)	92	7,985	(15,111)	(4,434)	(10,555)	55	16,684	(3,314)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	---	(8,239)	(79,449)	(5,726)	(57,820)	---	(3,053)	(47,671)	(46,728)	(12,676)
Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	38,780	33,567	25,578	18,535	34,440	11,614	8,788	9,193	9,965	8,635
Total Equity Award Adjustments (4)	$1,664,016	$442,909	$871,308	$1,103,195	$130,906	$547,534	$157,768	$248,584	$469,964	$59,302
Compensation Actually Paid	$4,049,459	$2,327,122	$2,810,846	$2,666,493	$2,317,370	$1,542,097	$951,013	$1,056,136	$1,222,268	$948,065

(1)
Represents amounts reported in “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year (and the average of such amounts for the
Non-CEO
NEOs).

(2)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year (and the average of such amounts for the Non-CEO NEOs).
(3)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the CEO or the non-CEO
NEOs as a group during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

(4)	The equity award adjustments for each applicable year are made in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K.

Company Selected Measure Name	Return on average tangible equity (ROATE)
Named Executive Officers, Footnote	In 2024, 2023 and 2022, the other NEOs were Messrs. Owens, Harvey, Stevens and Tate. In 2021, the other NEOs were Messrs. Owens, Host, Harvey, Tate and Louis E. Greer (former CFO). In 2020, the other NEOs were Messrs. Dewey, Greer, Harvey, and Breck Tyler.
Peer Group Issuers, Footnote	Market index used for this column is S&P 500 – Regional Banks.
PEO Total Compensation Amount	$ 3,241,681	$ 2,840,046	$ 2,739,279	$ 2,472,426	$ 3,616,342
PEO Actually Paid Compensation Amount	$ 4,049,459	2,327,122	2,810,846	2,666,493	2,317,370
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the CEO or the non-CEO
NEOs as a group, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or the non-CEO
NEOs as a group during the applicable year. See the “Adjustments to Calculate Compensation Actually Paid” table on page 38 for details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation
S-K.
Adjustments to Calculate Compensation Actually Paid
.
The table below shows the details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation
S-K.

			CEO				Average Non-CEO NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Total Compensation per Summary Compensation Table	$3,241,681	$2,840,046	$2,739,279	$2,472,426	$3,616,342	$1,289,070	$1,077,576	$1,047,684	$1,151,155	$1,277,423
Less Reported Change in Actuarial Present Value of Pension Benefits (1)	(12,410)	(115,653)	---	---	(638,447)	---	(47,836)	---	---	(188,344)
Less Reported Value of Equity Awards (2)	(843,828)	(840,180)	(799,741)	(909,128)	(791,431)	(305,638)	(247,110)	(249,936)	(405,875)	(215,185)
Summary Compensation Table Adjustments	$(856,238)	$(955,833)	$(799,741)	$(909,128)	$(1,429,878)	$(305,638)	$(294,946)	$(249,936)	$(405,875)	$(403,529)
Additional Service Cost	---	---	---	---	---	11,131	10,615	9,804	7,024	14,869
Additional Prior Service Cost	---	---	---	---	---	---	---	---	---	---
Pension Benefit Adjustments (3)	---	---	---	---	---	$11,131	$10,615	$9,804	$7,024	$14,869
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted During Year	1,114,695	785,583	854,411	1,019,072	676,565	380,612	231,052	267,021	420,591	183,954
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	523,394	(339,584)	70,676	63,329	(507,168)	159,742	(68,464)	19,986	48,416	(117,297)
Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	---	---	---	---	---	---	---	---	21,036	---
Year over Year Change in Fair Value Equity Awards Granted in Prior Years that Vested in the Year	(12,853)	(28,418)	92	7,985	(15,111)	(4,434)	(10,555)	55	16,684	(3,314)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	---	(8,239)	(79,449)	(5,726)	(57,820)	---	(3,053)	(47,671)	(46,728)	(12,676)
Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	38,780	33,567	25,578	18,535	34,440	11,614	8,788	9,193	9,965	8,635
Total Equity Award Adjustments (4)	$1,664,016	$442,909	$871,308	$1,103,195	$130,906	$547,534	$157,768	$248,584	$469,964	$59,302
Compensation Actually Paid	$4,049,459	$2,327,122	$2,810,846	$2,666,493	$2,317,370	$1,542,097	$951,013	$1,056,136	$1,222,268	$948,065

Non-PEO NEO Average Total Compensation Amount	$ 1,289,070	1,077,576	1,047,684	1,151,155	1,277,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,542,097	951,013	1,056,136	1,222,268	948,065
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the CEO or the non-CEO
NEOs as a group, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or the non-CEO
NEOs as a group during the applicable year. See the “Adjustments to Calculate Compensation Actually Paid” table on page 38 for details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation
S-K.
Adjustments to Calculate Compensation Actually Paid
.
The table below shows the details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation
S-K.

			CEO				Average Non-CEO NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Total Compensation per Summary Compensation Table	$3,241,681	$2,840,046	$2,739,279	$2,472,426	$3,616,342	$1,289,070	$1,077,576	$1,047,684	$1,151,155	$1,277,423
Less Reported Change in Actuarial Present Value of Pension Benefits (1)	(12,410)	(115,653)	---	---	(638,447)	---	(47,836)	---	---	(188,344)
Less Reported Value of Equity Awards (2)	(843,828)	(840,180)	(799,741)	(909,128)	(791,431)	(305,638)	(247,110)	(249,936)	(405,875)	(215,185)
Summary Compensation Table Adjustments	$(856,238)	$(955,833)	$(799,741)	$(909,128)	$(1,429,878)	$(305,638)	$(294,946)	$(249,936)	$(405,875)	$(403,529)
Additional Service Cost	---	---	---	---	---	11,131	10,615	9,804	7,024	14,869
Additional Prior Service Cost	---	---	---	---	---	---	---	---	---	---
Pension Benefit Adjustments (3)	---	---	---	---	---	$11,131	$10,615	$9,804	$7,024	$14,869
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted During Year	1,114,695	785,583	854,411	1,019,072	676,565	380,612	231,052	267,021	420,591	183,954
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	523,394	(339,584)	70,676	63,329	(507,168)	159,742	(68,464)	19,986	48,416	(117,297)
Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	---	---	---	---	---	---	---	---	21,036	---
Year over Year Change in Fair Value Equity Awards Granted in Prior Years that Vested in the Year	(12,853)	(28,418)	92	7,985	(15,111)	(4,434)	(10,555)	55	16,684	(3,314)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	---	(8,239)	(79,449)	(5,726)	(57,820)	---	(3,053)	(47,671)	(46,728)	(12,676)
Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	38,780	33,567	25,578	18,535	34,440	11,614	8,788	9,193	9,965	8,635
Total Equity Award Adjustments (4)	$1,664,016	$442,909	$871,308	$1,103,195	$130,906	$547,534	$157,768	$248,584	$469,964	$59,302
Compensation Actually Paid	$4,049,459	$2,327,122	$2,810,846	$2,666,493	$2,317,370	$1,542,097	$951,013	$1,056,136	$1,222,268	$948,065

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between
Compensation
Actually Paid and Company TSR
.
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO
NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
.
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO
NEOs, and our net income over the five most recently completed fiscal years.

*
The chart above shows net income determined in accordance with GAAP. Net income from continuing operations adjusted for significant non-routine
transactions, which is a
non-GAAP
financial measure, was $155.1 million (2020), $147.3 million (2021), $136.5 million (2022), $159.2 million (2023), and $186.3 million (2024). Information regarding significant non-routine
transactions is included in Trustmark’s Form
10-K
for each appropriate year.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Return on Average Tangible Equity
.
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO
NEOs, and the Company’s Return on Average Tangible Equity over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	Company TSR versus S&P 500 Regional Banks TSR . The relationship between the company’s TSR and the TSR of S&P 500 Regional Banks index is shown below:
Tabular List, Table
Tabular List of Financial Performance Measures
.
Trustmark considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2024, to company performance.

•	ROATE
•	EPS
•	Efficiency Ratio
•	Non-Performing Assets/total loans + ORE
•	Non-Interest Expense (Core)

Total Shareholder Return Amount	$ 120.56	92.3	111.19	100.46	82.09
Peer Group Total Shareholder Return Amount	102.05	78.33	99.93	134.16	95.47
Net Income (Loss)	$ 223,009,000	$ 165,489,000	$ 71,887,000	$ 147,365,000	$ 160,025,000
Company Selected Measure Amount	0.1271	0.1295	0.1078	0.1038	0.1171
Measure:: 1
Pay vs Performance Disclosure
Name	ROATE
Non-GAAP Measure Description	Return on average tangible equity (ROATE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets); it excludes the impact of (i) restructurings, discontinued operations, extraordinary items and other significant non-routine
transactions, (ii) material litigation and insurance settlements, (iii) changes to comply with ASU
2016-02
and ASU
2016-13,
	and (iv) cumulative effects of income tax and accounting changes in accordance with US GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Non-Performing Assets/total loans + ORE
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Interest Expense (Core)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,410)	$ (115,653)			$ (638,447)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,664,016	442,909	$ 871,308	$ 1,103,195	130,906
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,695	785,583	854,411	1,019,072	676,565
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,394	(339,584)	70,676	63,329	(507,168)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,853)	(28,418)	92	7,985	(15,111)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,239)	(79,449)	(5,726)	(57,820)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,780	33,567	25,578	18,535	34,440
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(843,828)	(840,180)	(799,741)	(909,128)	(791,431)
PEO | Summary Compensation Table Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(856,238)	(955,833)	(799,741)	(909,128)	(1,429,878)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(47,836)			(188,344)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,534	157,768	248,584	469,964	59,302
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,612	231,052	267,021	420,591	183,954
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,742	(68,464)	19,986	48,416	(117,297)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				21,036
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,434)	(10,555)	55	16,684	(3,314)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,053)	(47,671)	(46,728)	(12,676)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,614	8,788	9,193	9,965	8,635
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,638)	(247,110)	(249,936)	(405,875)	(215,185)
Non-PEO NEO | Summary Compensation Table Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,638)	(294,946)	(249,936)	(405,875)	(403,529)
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,131	10,615	9,804	7,024	14,869
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,131	$ 10,615	$ 9,804	$ 7,024	$ 14,869